Fair Value of Financial Instruments (Details) - Schedule of Fair Value of Assets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Fair Value of Financial Instruments (Details) - Schedule of Fair Value of Assets [Line Items]
Investments in equity securities	$ 364	$ 330		$ 1,838
Total assets	364	330		44,963
Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value of Assets [Line Items]
Investments in equity securities	353	319	$ 319
Total assets	353	319	$ 319		$ 43,125
Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value of Assets [Line Items]
Investments in equity securities
Total assets
Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value of Assets [Line Items]
Investments in equity securities	11	11		1,838
Total assets	$ 11	$ 11		$ 1,838